Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Unusual Risks and Uncertainties
As the economic impact of the COVID-19 pandemic started to materialize in Ohio in the second half of March 2020 and continued for the duration of 2020, the COVID-19 pandemic primarily impacted our retail sales demand as shown by the changes in weather-normalized volumes of kWh sold compared to the weather-normalized volumes for the same periods in 2019:

	For the three month periods ended				For the year ended
Customer class	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	December 31, 2020
Commercial	(3.2)%	(11.0)%	(2.3)%	(5.0)%	(5.3)%
Industrial	(1.5)%	(19.9)%	0.9%	1.1%	(5.0)%
Residential	0.3%	8.5%	11.0%	(0.9)%	4.2%